                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 06/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Glazer Capital Management

Address: 237 Park Avenue South
         New York, NY St. 10017


        CIK # - 0001076809



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jason Daniels
Title: Client Service Representative
Phone: 212-713-4828


Signature, Place, and Date of Signing:

Jon Kuber                       New York, NY                    08/11/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



      ITEM 1              ITEM 2        ITEM 3     ITEM 4      ITEM 5            ITEM 6            ITEM 7           ITEM 8
------------------    --------------   --------   --------    --------   -----------------------  --------   ---------------------
                                                   FAIR                   INVESTMENT DISCRETION                 VOTING AUTHORITY
                                        CUSIP       MKT                  SOLE   SHARED SH/OTHER    OTHER     SOLE   SHARED   NONE
  NAME OF ISSUER      TITLE OF CLASS    NUMBER     VALUE      SHARES     (A)     (B)     (C)      MANAGERS    (A)     (B)     (C)
  --------------      --------------    -----      -----      ------     ----   ------   ----     --------    ----   ------   ----
ACE CASH EXPRESS
INC                   OTC EQ           4403101   1,260,776     43,074  SH   X                                  43,074   0       0
AMERICAN RETIREMENT
CORP                  COMMON          28913101  12,629,558    385,400  SH   X                                 385,400   0       0
ALBERTO CULVER
CO-CL B CON           COMMON          13068101     725,928     14,900  SH   X                                  14,900   0       0
ADC
TELECOMMUNICATIONS
INC                   OTC EQ            886309     733,410     43,500  SH   X                                  43,500   0       0
ADVANCED DIGITAL
INFORMATI             OTC EQ           7525108   7,112,658    604,304  SH   X                                 604,304   0       0
ANDRX GROUP
NEW                   OTC EQ          34553107   6,592,987    284,303  SH   X                                 284,303   0       0
ALBEMARLE FIRST
BANK                  OTC EQ          12684106   1,100,434     69,755  SH   X                                  69,755   0       0
APPLIED FILMS
CORP                  OTC EQ          38197109  12,653,634    444,143  SH   X                                 444,143   0       0
ANDREW
CORP                  OTC EQ          34425108     683,106     77,100  SH   X                                  77,100   0       0
AVIALL INC
NEW                   COMMON         05366B102  12,060,576    253,800  SH   X                                 253,800   0       0
CERES GROUP
INC                   OTC EQ         156772105   7,472,335  1,201,340  SH   X                                1,201,340  0       0
CARRAMERICA REALTY
CORP                  COMMON         144418100  13,137,795    294,900  SH   X                                 294,900   0       0
FARGO ELECTRONICS
INC COM               OTC EQ          0744P102  12,525,598    493,328  SH   X                                 493,328   0       0
IDENTIX
INC                   OTC EQ         451906101   1,856,866    265,646  SH   X                                 265,646   0       0
INTERMAGNETICS
GENERAL COR           OTC EQ         458771102  12,628,286    468,061  SH   X                                 468,061   0       0
JAMESON INNS
INC                   OTC EQ         470457102  12,440,698  4,260,513  SH   X                                4,260,513  0       0
KERR MCGEE
CORP                  COMMON         492386107  12,621,700    182,000  SH   X                                 182,000   0       0
LAUREL CAPITAL
GROUP INC             OTC EQ         518629100   2,175,767     78,406  SH   X                                  78,406   0       0
LIPMAN ELECTRONIC
ENGINEER              OTC EQ         M6772H101   3,135,593    110,486  SH   X                                 110,486   0       0
LASERSCOPE            OTC EQ         518081104  12,712,360    412,605  SH   X                                 412,605   0       0
MANUGISTICS GROUP
INC                   OTC EQ         565011103   6,621,965  2,648,786  SH   X                                2,648,786  0       0
MCCLATCHY CO CL
A                     COMMON         579489105   1,496,636     37,304  SH   X                                  37,304   0       0
MTR GAMING GROUP
INC                   OTC EQ         553769100     515,900     55,000  SH   X                                  55,000   0       0
MPOWER HLDGS
CORP                  COMMON         62473L309  11,376,311  6,083,589  SH   X                                6,083,589  0       0
MAVERICK TUBE
CORP                  COMMON         577914104  12,593,767    199,300  SH   X                                 199,300   0       0
NORTHWESTERN CORP
NEW                   OTC EQ         668074305   7,177,948    208,965  SH   X                                 208,965   0       0
NWH
INC                   OTC EQ         6.29E+106   2,308,590    127,999  SH   X                                 127,999   0       0
ONYX SOFTWARE
CORP                  OTC EQ         683402200   3,066,495    615,762  SH   X                                 615,762   0       0
OUTLOOK GRAPHICS
CORP                  OTC EQ         690113105     927,835     69,605  SH   X                                  69,605   0       0
PRIME GROUP REALTY
TRUST 9               PREFER         74158J202     490,523     30,186  SH   X                                  30,186   0       0
RANCHO BANK-SAN
DIMAS CALI            OTC EQ         75210F104   1,147,600     30,200  SH   X                                  30,200   0       0
REMINGTON OIL & GAS
CORP                  COMMON         759594302   7,840,592    175,810  SH   X                                 175,810   0       0
REMEDYTEMP INC-CL
A                     OTC EQ         759549108     944,129     55,537  SH   X                                  55,537   0       0
RSA SECURITY
INC                   OTC EQ         749719100  11,601,510    428,100  SH   X                                 428,100   0       0
SAN DIEGO COMMUNITY
BANK N                OTC EQ         797419207   1,814,820    208,600  SH   X                                 208,600   0       0
SEROLOGICALS
HOLDINGS INC          OTC EQ         817523103  12,638,188    401,978  SH   X                                 401,978   0       0
SPORTSMANS GUIDE
INC NEW               OTC EQ         848907200  11,373,999    372,918  SH   X                                 372,918   0       0
SOMERA
COMMUNICATIONS INC    OTC EQ         834458200     850,000    200,000  SH   X                                 200,000   0       0
SSA GLOBAL TECH
INC                   OTC EQ         78465P108     924,000     47,678  SH   X                                  47,678   0       0
TNS
INC                   COMMON         872960109   1,336,574     64,600  SH   X                                  64,600   0       0
TRIZEC PROPERTIES
INC                   COMMON         89687P107  12,492,768    436,200  SH   X                                 436,200   0       0
UBIQUITEL
INC                   OTC EQ         903474302   7,752,005    748,986  SH   X                                 748,986   0       0
UNIVISION
COMMUNICATIONS I      COMMON         914906102     435,500     13,000  SH   X                                  13,000   0       0
ECXEL
TECHNOLOGY            OTC EQ         30067T103   6,827,924    228,206  SH   X                                 228,206   0       0

TOTAL                                          270,815,644 23,475,873                                         475,873   -       -
